SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES (Details)	Jun. 30, 2026	Jun. 30, 2025
Period-End $: HK$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency transaction	7.8422	7.8497
Period Average $: HK$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency transaction	7.8309	7.7920
Period -End $: NT$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency transaction	31.8339	29.1792
Period Average $: NT$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency transaction	31.6303	31.8386
Period -End $: SG$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency transaction	1.2941	1.2734
Period Average $: SG$ Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency transaction	1.2781	1.3240